Investment Strategy - The Rebuild America ETF	Sep. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and seeks capital appreciation by investing in the public equities of companies that River1 Asset Management LLC (“River1” or the “Sub-Advisor”) believes are positioned to benefit from the physical rebuilding of America’s infrastructure. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that are participating in the rebuilding of America’s infrastructure (“Infrastructure Companies”). Infrastructure Companies are foreign and domestic issuers that, at the time of investment, in the opinion of the Advisor or River1, derive at least 50% of their revenues from, or have at least 50% of their assets dedicated to, infrastructure development directly benefiting the United States of America. This includes, but is not limited to, companies involved in the management, ownership, operation, construction, development, servicing or financing of assets used in connection with: the generation, production, transmission, transportation, storage, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources including nuclear and renewables; the distribution, purification and treatment of water and waste management and remediation; provision of communications services, including cable television, internet, wireless voice, data services, video services, satellite, microwave, radio, telephone data centers, cellular networks, fiber optics and cabling and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports; social infrastructure involved in essential services such as healthcare, education and civic systems, facilities and services; and companies involved in the construction, engineering and production of materials. In determining whether a company meets these conditions, Sound Capital Solutions (the “Advisor”) or River1 may rely on such information and sources as the Advisor or Sub-Advisor deems reasonable and appropriate, such as information in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, industry-specific trade publications, government publications, publicly available websites and outputs generated by large language models or other generative artificial intelligence (“AI”) tools that synthesize or analyze information from such sources.
The Fund’s investable universe is comprised of all U.S. listed equity securities including common stock and American Depositary Receipts (“ADRs”). ADRs are U.S. listed equities that represent interests in securities issued by a foreign company. The Fund typically invests in a portfolio of approximately 15-25 companies, although the precise number of holdings will vary over time. The starting universe for potential holdings includes U.S.-listed equities of any market capitalization. The portfolio managers expect that, under normal market conditions, the Fund’s holdings will be primarily comprised of large-capitalization and mid-capitalization issuers.
Through bottom-up analysis, River1 will select and size holdings using a proprietary three-factor methodology. First, constituents are screened against fundamental quality and valuation criteria including free cash flow multiples, earnings and revenue growth rates, and margin durability, serving as a quality threshold to exclude low-quality names benefiting only incidentally from thematic tailwinds. Second, the remaining constituents are evaluated based on demand acceleration, specifically the degree to which each company directly benefits from infrastructure spending, the proximity of that benefit to the primary spending source, and the durability of the resulting revenue. Third, constituents are assessed using a proprietary risk/reward rotation framework that evaluates shifts in pricing power, supply response, and institutional holder positioning across the value chain, allowing the Fund to rotate exposure as bottlenecks ease in one segment and intensify in another.
River1 will determine whether to adjust the position size of an existing holding or to add or delete portfolio holdings as appropriate. Under certain market conditions, adjustments, additions, or deletions may occur intraday as the Fund is actively managed.
The Fund is considered to be non-diversified under applicable federal securities laws. This means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund expects to have significant investments in issuers operating in the industrials, materials, energy, utilities, health care, information technology and communication services sectors. The Fund will invest more than 25% of its total assets in the infrastructure group of industries. More information about the infrastructure group of industries is provided in the SAI.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that are participating in the rebuilding of America’s infrastructure (“Infrastructure Companies”).